Financial risk management - Summary of financial assets and the insurance contracts assets and liabilities of the Company by main currency (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Disclosure in tabular form of financial asset and financial liabilities by main currency [line items]
Cash and cash equivalents	S/ 9,818,711	S/ 13,193,411	S/ 17,104,465
Investments at fair value through profit or loss	1,714,641	2,448,793
Debt instruments at fair value through other comprehensive income	21,246,569	17,038,942
Investments at amortized cost	61,651,344	63,294,936
Insurance contracts assets-
Life reinsurance held assets	26,287	34,053	S/ 53,849
Insurance contracts liabilities-
Life insurance issued liabilities	12,205,641	11,227,845
Life reinsurance held liabilities	7,260	5,648
Currency risk [member]
Disclosure in tabular form of financial asset and financial liabilities by main currency [line items]
Cash and cash equivalents	266,310	631,157
Investments at fair value through profit or loss	307,036	259,422
Debt instruments at fair value through other comprehensive income	12,446,165	11,035,646
Investments at amortized cost	23,584
Insurance contracts assets-
Life reinsurance held assets	26,287	34,051
Insurance contracts liabilities-
Life insurance issued liabilities	12,205,641	11,227,845
Life reinsurance held liabilities	1,895	3,476
US Dollar [member]
Disclosure in tabular form of financial asset and financial liabilities by main currency [line items]
Cash and cash equivalents	6,745,220	10,205,093
US Dollar [member] | Currency risk [member]
Disclosure in tabular form of financial asset and financial liabilities by main currency [line items]
Cash and cash equivalents	48,899	419,481
Investments at fair value through profit or loss	300,007	247,998
Debt instruments at fair value through other comprehensive income	4,159,311	3,792,194
Insurance contracts assets-
Life reinsurance held assets	166	1,032
Insurance contracts liabilities-
Life insurance issued liabilities	3,997,075	4,240,359
Sol [member]
Disclosure in tabular form of financial asset and financial liabilities by main currency [line items]
Cash and cash equivalents	2,710,275	2,404,942
Sol [member] | Currency risk [member]
Disclosure in tabular form of financial asset and financial liabilities by main currency [line items]
Cash and cash equivalents	217,411	211,676
Investments at fair value through profit or loss	7,029	11,424
Debt instruments at fair value through other comprehensive income	8,286,854	7,243,452
Investments at amortized cost	23,584
Insurance contracts assets-
Life reinsurance held assets	26,121	33,019
Insurance contracts liabilities-
Life insurance issued liabilities	8,208,566	6,987,486
Life reinsurance held liabilities	S/ 1,895	S/ 3,476